Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Trading deposits [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	$ (416)	$ (141)
Total realized and unrealized gains (losses) included in income	(57)	40
Movements purchases/Issuances	(539)	(324)
Movements Sales/Settlements	30	3
Transfers into Level 3 of fair value hierarchy, liabilities	(15)	(11)
Transfers Out of Level 3	12	17
Fair value ending balance	(985)	(416)
Change in Unrealized gain (losses) on instruments still held	(43)	31
Derivative Financial Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(184)	(132)
Total realized and unrealized gains (losses) included in income	10	(44)
Movements purchases/Issuances	26
Movements Sales/Settlements	7	(55)
Transfers into Level 3 of fair value hierarchy, liabilities	(9)	4
Transfers Out of Level 3	(4)	43
Fair value ending balance	(154)	(184)
Change in Unrealized gain (losses) on instruments still held	50	(6)
Derivative Financial Liabilities [Member] | Interest Rate Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(156)	(88)
Total realized and unrealized gains (losses) included in income	(47)	(93)
Movements Sales/Settlements	77	7
Transfers Out of Level 3		18
Fair value ending balance	(126)	(156)
Change in Unrealized gain (losses) on instruments still held	25	(52)
Derivative Financial Liabilities [Member] | Foreign Exchange Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	4	7
Total realized and unrealized gains (losses) included in income	(2)	(4)
Movements Sales/Settlements	(1)
Transfers into Level 3 of fair value hierarchy, liabilities	(8)	1
Transfers Out of Level 3	1
Fair value ending balance	(6)	4
Change in Unrealized gain (losses) on instruments still held	2	2
Derivative Financial Liabilities [Member] | Equity Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(59)	(82)
Total realized and unrealized gains (losses) included in income	35	(5)
Movements purchases/Issuances	26
Movements Sales/Settlements	(17)
Transfers into Level 3 of fair value hierarchy, liabilities	(1)	3
Transfers Out of Level 3	(5)	25
Fair value ending balance	(21)	(59)
Change in Unrealized gain (losses) on instruments still held	24	23
Derivative Financial Liabilities [Member] | Commodity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	27	31
Total realized and unrealized gains (losses) included in income	24	58
Movements Sales/Settlements	(52)	(62)
Fair value ending balance	(1)	27
Change in Unrealized gain (losses) on instruments still held	(1)	21
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(44)	(76)
Total realized and unrealized gains (losses) included in income	(89)	(238)
Movements purchases/Issuances	(486)	(337)
Movements Sales/Settlements	597	607
Fair value ending balance	(22)	(44)
Change in Unrealized gain (losses) on instruments still held	(89)	(238)
Obligations Related To Securities Sold Short [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance		(9)
Movements Sales/Settlements		9
Trading Loans Securities And Other [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	49	39
Total realized and unrealized gains (losses) included in income	5	1
Movements purchases/Issuances	185	29
Movements Sales/ Settlements	(174)	(72)
Transfer Into Level 3	129	57
Transfers Out of Level 3	(52)	(5)
Fair value ending balance	142	49
Change in Unrealized gain (losses) on instruments still held	3
Trading Loans Securities And Other [member] | Government and government-related securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Movements purchases/Issuances	33
Transfer Into Level 3	34
Fair value ending balance	67
Trading Loans Securities And Other [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	49	6
Total realized and unrealized gains (losses) included in income	7	1
Movements purchases/Issuances	111	5
Movements Sales/ Settlements	(145)	(15)
Transfer Into Level 3	95	57
Transfers Out of Level 3	(52)	(5)
Fair value ending balance	65	49
Change in Unrealized gain (losses) on instruments still held	1
Trading Loans Securities And Other [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance		33
Total realized and unrealized gains (losses) included in income	(2)
Movements purchases/Issuances	41	24
Movements Sales/ Settlements	(29)	(57)
Fair value ending balance	10
Change in Unrealized gain (losses) on instruments still held	2
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	845	763
Total realized and unrealized gains (losses) included in income	4	95
Movements purchases/Issuances	187	193
Movements Sales/ Settlements	(56)	(92)
Transfers Out of Level 3		(114)
Fair value ending balance	980	845
Change in Unrealized gain (losses) on instruments still held	(17)	8
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	845	760
Total realized and unrealized gains (losses) included in income	4	95
Movements purchases/Issuances	187	193
Movements Sales/ Settlements	(56)	(89)
Transfers Out of Level 3		(114)
Fair value ending balance	980	845
Change in Unrealized gain (losses) on instruments still held	(17)	8
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Loans 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance		3
Movements Sales/ Settlements		(3)
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,537	1,673
Total realized and unrealized gains (losses) included in OCI	(571)	90
Movements purchases/Issuances	2,495	636
Movements Sales/ Settlements	(2,036)	138
Transfers Out of Level 3	(21)
Fair value ending balance	2,404	2,537
Change in Unrealized gain (losses) on instruments still held	(382)	78
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	60	64
Total realized and unrealized gains (losses) included in OCI	(6)	4
Movements purchases/Issuances	22
Movements Sales/ Settlements	(28)	(8)
Transfers Out of Level 3	(21)
Fair value ending balance	27	60
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,477	1,609
Total realized and unrealized gains (losses) included in OCI	(565)	86
Movements purchases/Issuances	2,473	636
Movements Sales/ Settlements	(2,008)	146
Fair value ending balance	2,377	2,477
Change in Unrealized gain (losses) on instruments still held	$ (382)	$ 78